Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information Abstract
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	TIKCRO TECHNOLOGIES LTD
Entity Central Index Key	0001117095
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	8,898,861
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 9,234	$ 4,712
Marketable securities (Note 3)		2,273
Other current assets	31	165
Investment in BioCancell (Note 5)	243	3,033
Total current assets	9,508	10,183
Total assets	9,508	10,183
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES: (Note 10a)	171	302
Total current liabilities	171	302
COMMITMENTS AND CONTINGENT LIABILITIES (Note 6)
SHAREHOLDERS' EQUITY (Note 7):
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 16,666,667 shares at December 31, 2011 and 2012; Issued: 10,095,912 at December 31, 2011 and 10,345,912 at 2012; Outstanding: 8,648,861 at December 31, 2011 and 8,898,861 at December 31, 2012.
Additional paid-in capital	146,653	146,601
Treasury shares, at cost, 1,447,051 Ordinary shares at December 31, 2011 and 2012	(1,065)	(1,065)
Accumulated other comprehensive income		4
Accumulated deficit	(136,251)	(135,659)
Total shareholders' equity	9,337	9,881
Total liabilities and shareholders' equity	$ 9,508	$ 10,183

BALANCE SHEETS (PARENTHETICALS) (ILS)	Dec. 31, 2012	Dec. 31, 2011
BALANCE SHEETS [Abstract]
Common Stock, par value per share	0.1	0.1
Common Stock, shares authorized	16,666,667	16,666,667
Common Stock, shares issued	10,345,912	10,095,912
Common Stock, shares outstanding	8,898,861	8,648,861
Treasury shares, shares	1,447,051	1,447,051

STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating costs and expenses:
Research and development (Note 2g)	$ 40	$ 92
General and administrative expenses	401	541	471
Consulting services (Note 9)	(41)	(76)	(82)
Operating loss	400	557	389
Financial expenses, net (Note 10b)	(158)	(2,303)	(389)
Loss before taxes	(558)	(2,860)	(778)
Tax expenses	34	54
Net loss	$ (592)	$ (2,914)	$ (778)
Net loss per share:
Basic and diluted net loss per share	$ (0.07)	$ (0.34)	$ (0.09)
Weighted average number of shares used in computing basic and diluted loss per share	8,649,048	8,562,402	8,475,833

STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (592)	$ (2,914)	$ (778)
Unrealized gains (losses) on available-for-sale securities:
Changes in unrealized gains		(11)	15
Less: reclassification adjustments for gains on available-for-sale securities	4
Comprehensive loss	$ (588)	$ (2,925)	$ (763)

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Outstanding Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Treasury shares [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ 13,365		$ 146,397		$ (1,065)	$ (131,967)
Balance, shares at Dec. 31, 2009		8,556,836
Issuance of shares (Note 7)
Issuance of shares (Note 7), shares		92,025
Stock based compensation	131		131
Comprehensive loss	15			15
Net loss	(778)					(778)
Balance at Dec. 31, 2010	12,733		146,528	15	(1,065)	(132,745)
Balance, shares at Dec. 31, 2010		8,648,861
Stock based compensation	73		73
Comprehensive loss	(11)			(11)
Net loss	(2,914)					(2,914)
Balance at Dec. 31, 2011	9,881		146,601	4	(1,065)	(135,659)
Balance, shares at Dec. 31, 2011	8,648,861	8,648,861
Issuance of shares (Note 7)
Issuance of shares (Note 7), shares		250,000
Stock based compensation	52		52
Comprehensive loss	(4)			(4)
Net loss	(592)					(592)
Balance at Dec. 31, 2012	$ 9,337		$ 146,653		$ (1,065)	$ (136,251)
Balance, shares at Dec. 31, 2012	8,898,861	8,898,861

STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (592)	$ (2,914)	$ (778)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Decrease (increase) in other current assets	134	(9)	(69)
Increase (decrease) in other current liabilities	(131)	(16)	38
Accrued interest on marketable securities and deposits			(38)
Amortization of premium on marketable securities, net	19	81	52
Decrease in fair value of investment in BioCancell	799	2,592	524
Fair value of shares received in connection with BioCancell investment related to consulting services	(29)		(52)
Gain on sale of BioCancell shares			(46)
Stock based compensation	52	73	131
Net cash provided by (used in) operating activities	252	(193)	(238)
Cash flows from investing activities:
Purchase of available-for-sale marketable securities			(2,402)
Proceeds from sale of available-for-sale marketable securities	2,250
Proceeds from realization of bank deposits			2,523
Proceeds from sale of BioCancell shares	20		113
Proceeds from maturity of BioCancell convertible note	2,000
Net cash provided by investing activities	4,270		234
Increase (decrease) in cash and cash equivalents	4,522	(193)	(4)
Cash and cash equivalents at the beginning of the year	4,712	4,905	4,909
Cash and cash equivalents at the end of the year	9,234	4,712	4,905
Supplemental disclosure of cash flows activities:
Cash transactions during the year for: Taxes paid	$ (117)	$ (46)

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Tikcro Technologies Ltd. ("the Company" or "Tikcro") was incorporated in 1999, under the laws of Israel.

The Company has no significant business activities other than its holdings in BioCancell Therapeutics, Inc. ("BioCancell"), see Note 5.

The Company also provides funding for early-stage biotechnology projects. The amount of funding is immaterial and the risk of loss is high, but if the project succeeds the Company would be well-positioned to take a significant equity interest.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation:

The financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP"), followed consistently.

b.	Use of estimates:

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
On an ongoing basis, the Company's management evaluates estimates, including those related to fair values of investment in BioCancell, and fair values of stock-based awards. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

c.	Financial statements in U.S. dollars:

A substantial portion of the Company's cash flow transactions is incurred in dollars. Investing activities and equity transactions are made in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification ("ASC") No. 830. All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less.

e.	Marketable securities:

The Company accounted for investments in marketable securities in accordance with ASC No. 320, "Investments - Debt and Equity Securities".

Management determined the appropriate classification of its investments at the time of purchase and reevaluated such determinations at each balance sheet date.

The Company classified all of its marketable securities as available for sale. Available for sale securities are stated at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial income (expenses), net" and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortizations together with interest are included in "financial income (expenses), net".

The Company recognized an impairment charge when the fair value of a debt security is below its cost basis of such security and such decline is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the decline, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in the statement of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. For the three years ended December 31, 2012, the Company did not identify any other-than-temporary impairment loss.

f.	Investment:

The Company adopted ASC No. 825, "Financial Instruments" as of the date of the investment in BioCancell and elected to apply the fair value option to its investment. The primary reasons for electing the fair value option were simplification and cost-benefit considerations, as well as expansion of the use of fair value measurement being consistent with the FASB's measurement objectives for accounting for financial instruments. The losses and gains due to changes in fair value for items measured at fair value pursuant to election of the fair value option were included in financial income (expenses), net. Refer also Note 5.

g.	Research and development expenses:

Research and development expenses include funding for few early-stage biotechnology projects performed by research facilities, and are charged to the statement of operations, as incurred.

h.	Income taxes:

The Company account for income taxes in accordance with ASC No. 740, "Income Taxes". This ASC prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it not is more likely than not that a portion or all of the deferred tax assets will be realized.

Based on ASC No. 740 a two-step approach is used to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. When necessary, The Company accrues interest and penalties related to unrecognized tax benefits in its provision for income tax.

i.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation". ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's income statements.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are, expected stock price volatility, and the expected option term. No options were granted during 2010, 2011 and 2012. The Company grants restricted shares and values them based on the market value of the underlying shares at the date of grant.

j.	Fair value of financial instruments:

The Company measures its cash equivalents, deposits, marketable securities and investment at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data.

Level 3 - Unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

k.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC No. 260, "Earnings per Share".

The total number of shares excluded from the calculation of the diluted net earnings (loss) per share, because they had anti-dilutive effect, for the years ended December 31, 2010 and 2011 and 2012, were 265,384, 376,673 and 264,793, respectively.

l.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents.

Cash and cash equivalents are invested in major banks in Israel and the U.S., mainly in U.S. dollars. Such funds in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the institutions in which the Company invests and the financial institutions that hold the Company's investments are financially sound and, accordingly, low credit risk exists with respect to these investments.

In addition, with respect to the Company's investment in Biocancell, refer to Note 5.

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

m.	Treasury shares:

The Company repurchases Ordinary shares on the open market which are held as treasury shares. The Company presents the cost of repurchased treasury shares as a reduction in shareholders' equity.

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

December 31, 2011
Estimated
		Gross	fair
	Amortized	unrealized	market
	cost	Gains	value
Available-for-sale:
Corporate debentures	$2,269	$4	$2,273

As of December 31, 2011 the marketable securities had contractual maturities of up to six months.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820 and ASC No. 825, the Company measures its investment, which is comprised from investments in Ordinary shares and warrants (see also Note 5) at fair value.

The warrants of Biocancell are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant, which are based on internal valuation uses the Black and Scholes model. The main variables for the valuations are: historical volatility of the investee's stock price, applicable currency exchange rates and risk free interest rates. Key assumptions in determining the estimated fair value of the warrants as of December 31, 2012 include (a) the risk free interest rate of 0.12%, (2011: 0.07% and 0.20% for the convertible note and warrants, respectively) and (b) a volatility of 82.2% (2011: 51.5%) (c) probability of the full ratchet mechanism. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. Expected volatility was calculated based upon actual historical stock price movements.

The Company's financial assets measured at fair value on a recurring basis consisted of the following types of instruments:

	As of December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities- corporate debentures	$-	$2,273	$-	$2,273
Investment in BioCancell - investment in Ordinary shares	265	-	-	265
Investment in BioCancell - investment in convertible note and warrants (*)	-	-	2,768	2,768

Total financials assets	$265	$2,273	$2,768	$5,306

*)	Including accrued interest on the note.
	As of December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Investment in BioCancell - investment in Ordinary shares	$218	$-	$-	$218
Investment in BioCancell - investment in warrants	-	-	25	25

Total financials assets	$218	$-	$25	$243

During 2011, there have been no transfers in and/or out of Level 3. All changes in the Level 3 were as a result of changes in fair value.

During 2012, the convertible note was repaid (refer to Note 5), the remaining change is as a result of changes in fair value of the warrants.

INVESTMENT IN BIOCANCELL	12 Months Ended
Dec. 31, 2012
INVESTMENT IN BIOCANCELL [Abstract]
INVESTMENT IN BIOCANCELL
NOTE 5:-	INVESTMENT IN BIOCANCELL

	December 31,
	2011	2012

Common stock (*)	$265	$218
Convertible note	2,680	-
Warrants	88	25

Investment in BioCancell	$3,033	$243

(*)
The value of one share of common stock of BioCancell on April 25, 2013, was $ 0.24 (NIS 0.86). Following the sale of common shares subsequent to year-end (refer to Note 11) the investment of the remaining 347,609 common stock amounted to $83.

In July 2008, the Company signed an agreement with BioCancell Therapeutics, Inc. ("BioCancell"), an Israel-based clinical-stage biopharmaceutical company, whose Common stock is listed on the Tel Aviv Stock Exchange. As part of the agreement, the Company provided funding to BioCancell, was entitled to appoint one member to BioCancell's board of directors and provided BioCancell with certain consulting services. It was also agreed between Tikcro and two major shareholders of BioCancell, who held together with Tikcro more than 25% (but less than 50%) of the shares of BioCancell, to vote for one member of the board for each of these 3 shareholders. The agreement was terminated on July 27, 2011. Furthermore, no restrictions were made on the vote for other members of the board.

The initial investment included a purchase of 837,521 shares of Common stock of BioCancell at a price per share in NIS equal to $ 0.597 ($ 500 in total), a convertible note due in July 2012 in the principal amount of $2,000, bearing interest at 10% per year and convertible into up to 3,464,385 shares of common stock with a conversion price per share in NIS equal to $ 0.716, and a five-year warrant expiring June 2013 to purchase from BioCancell up to 4,301,906 shares of Common stock at a price per share in NIS equal to $ 0.716 (following the private placement in 2012, the exercise price was adjusted, as further noted below) . The interest accrued on the convertible note until September 30, 2010 was accumulated as part of the notes' value.

In July 2012, Tikcro's convertible note to BioCancell in the principal amount of $2,000 was repaid in full, including accrued interest, in the total amount of $2,480.

During 2010 and 2012, the Company sold 104,372 and 194,792 shares of Common stock of BioCancell for consideration of $113 and $20, respectively. Subsequent to December 31, 2012, the Company sold additional shares, refer to Note 11.

During 2010 and 2012 the Company received 191,817 shares of Common stock of BioCancell, in each of the years, for consulting services provided by the Company to BioCancell, in the value of $52 and $29, respectively.

In addition, Tikcro is entitled to a "full ratchet" anti-dilution protection in cases Biocancell issues additional securities, under terms stipulated in the agreement. Following a private placement that BioCancell effected in January 2012, the full-ratchet anti-dilution adjustment provision was triggered, and as a result additional 1,025,979 shares of Common stock were issued to the Company for no additional consideration. The convertible note became convertible, at a conversion price of NIS 1.00 per share, and the exercise price of the warrant was reduced to NIS 1.00 per share.

In July 2012, following another financing round of Biocancell, the full-ratchet anti-dilution adjustment provision was triggered again, and as a result an additional 125,147 shares of common stock were due to the Company for no additional consideration, and the exercise price warrant was reduced to NIS 0.87 per share. The additional shares were not issued yet, although BioCancell acknowledges that this issuance is due pending certain Israeli regulatory approvals.

In November 2012, BioCancell held another financing round at a share price of NIS 0.42. BioCancell declined to affect the full-ratchet anti-dilution adjustment provision. The investment as of December 31, 2012 does not include the additional shares that may be issued to the Company as a result of this financing round. Refer to Note 6b for further details.

As a result of applying ASC No. 825, the Company has recorded the change in fair value of the investment as financial expenses in the amount of $ 524 $ 2,592 and $ 799 for the years ended December 31, 2010, 2011 and 2012 respectively.

The Company undertook to pay a fee of 4% of the net realized profits from securities held in portfolio companies.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 6:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Directors and officers indemnification agreements:

The Company, from time to time, has entered into indemnification agreements with several of its directors and officers, in which the Company undertakes to indemnify them, to the fullest extent permitted by law, for acts taken or omitted by them in their respective capacities as directors or officers of the Company. Pursuant to these agreements, the obligations of the Company remain in effect even after the termination of the directors and officers services to or employment with the Company.

b.	Litigation:

In June 2009, one of the Company's shareholders holding 1,198,755 shares representing approximately 14% of the outstanding shares at that time filed a complaint in the District Court of Tel Aviv against the Company and certain of its present directors and a former officer requesting, among other things, an order that the Company call a meeting of shareholders to vote on (i) a proposal to amend the Company's articles of association to grant to its shareholders the power, normally conferred upon the board of directors, to determine plans of action for the Company and (ii) if such proposal is approved by the Company's shareholders, to approve a distribution of substantially all of the Company's cash and all of its securities in BioCancell.
In September 2011, the District Court at Tel Aviv dismissed the complaint. All claims sought against the Company and the directors were rejected.

In 2013, the Company demanded that BioCancell effects a full ratchet anti-dilution adjustment under the 2008 transaction agreements, in respect of a November 2012 financing round that BioCancell had at a price per share of NIS 0.42. BioCancell declined, claiming that the right for a full ratchet adjustment terminated as of its July 2012 financing, which was at a price per share of NIS 0.87. The Company agreed to resolve this disagreement through an arbitration process, which is currently on-going.

Other than this matter, the Company is currently not party to any legal proceedings.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-	SHAREHOLDERS' EQUITY

a.	Ordinary shares:

The Ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if declared.

b.	Stock option plans:

1.	Under the Company's stock option plan (as amended in December 2007) ("the Plan"), shares and options to purchase shares may be granted to employees, officers, consultants and directors of the Company.
2.	No options were granted, exercised or forfeited during 2010, 2011 and 2012. As of December 31, 2012, an aggregate of 1,891,356 Ordinary shares of the Company were reserved for issuance under the plan.
3.
Options granted generally become fully exercisable after three to four years and expire no later than 10 years from the approval date of the option plan under terms of grant. Any option forfeited or cancelled before expiration become available for future grants.

The following is a summary of the Company's stock options transactions in 2012:

	Amount	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value *)

Options outstanding at beginning of year	133,334	$0.92	3.14	$-
Granted	-	$-	-	$-
Exercised	-	$-	-	$-

Options outstanding at end of year	133,334	$0.92	2.14	$-

Vested and expected to vest at end of year	133,334	$0.92	2.14	$-

Options exercisable at end of year	133,334	$0.92	2.14	$-

*)	The options were out of the money as of December 31, 2012 and 2011 and their intrinsic value was considered as zero.

The options outstanding as of December 31, 2012, have been separated into two exercise prices as follows:

		Weighted average
	Options	remaining
Exercise	outstanding and	Contractual
Price	exercisable	life (years)

$ 0.87	66,667	0.65
$ 0.97	66,667	3.62

	133,334	2.14

4.	The following table summarizes information relating to restricted shares, as well as changes to such awards during 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012

Outstanding at beginning of year	181,808	132,050	243,339
Granted	73,620	250,000	-
Vested	(123,378)	(138,711)	(111,880)

Outstanding as of December 31,	132,050	243,339	131,459

The weighted average fair values at grant date of restricted shares granted for the years ended December 31, 2010 and 2011 were $ 0.6 and $ 0.51 respectively.

Restricted shares are subject to a repurchase right by the Company on certain occasions. Under the repurchase right, the Company may reacquire a pro-rata portion of the granted shares, for no consideration, if certain conditions occur including the employees' end of service with the Company.

As of December 31, 2012, there was $ 67 of total unrecognized compensation cost related to share-based compensation arrangement granted under the plan. That cost is expected to be recognized over a period of 1.25 year.

During 2010, the Company shortened the vesting schedule of certain restricted shares that, as of December 31, 2011, were fully vested. According to ASC No. 718, the change was treated as a modification. Accordingly, in the financial statements for the year ended December 31, 2010, the Company recorded incremental compensation costs based on fair value of the awards on the modification dates in the amount of $ 12, which were recognized over the remaining vesting period.

c.	Shareholder bonus rights plan:

On September 12, 2005, the Company's Board of Directors adopted a Shareholder Bonus Rights Plan (the "Rights Plan") pursuant to which share purchase bonus rights (the "Right") were distributed on September 26, 2005, at the rate of one Right for each of the Company's Ordinary shares held by shareholders of record as of the close of business on that date.

The Rights Plan is intended to help ensure that all of the Company's shareholders are able to realize the long-term value of their investment in the Company in the event of a potential takeover which does not reflect the full value of the Company and is otherwise not in the best interests of the Company and its shareholders. The Rights Plan is also intended to deter unfair or coercive takeover tactics.

Each right will entitle shareholders to buy one-half of one of the Company's Ordinary shares. The Rights generally will be exercisable and transferable apart from the Company's Ordinary shares only if a person or group becomes an "Acquiring Person" by acquiring beneficial ownership of 15% or more of the Company's Ordinary shares, subject to certain exceptions set forth in the Rights Plan, or commences a tender or exchange offer upon consummation of which such person or group would become an Acquiring Person. Subject to certain conditions described in the Rights Plan, once the Rights become exercisable, the holders of Rights, other than the Acquiring Person, will be entitled to purchase Ordinary shares at a discount from the market price.

The Rights will expire on December 31, 2015 and are generally redeemable by the Company's Board of Directors, at $ 0.03 per Right, at any time until the tenth business day following public disclosure that a person or group has become an "Acquiring Person".

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 8:-	TAXES ON INCOME

a.	Tax rates:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2010 - 25%, 2011 - 24%, 2012 - 25%.

b.	Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Net operating loss and capital loss carry forward	$37,126	$38,083
Valuation allowance	(37,069)	(38,083)

Deferred tax asset	57	-

Deferred tax liability - increase in fair value of investment	(57)	-

Net deferred tax asset	$-	-

Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax assets regarding the loss carry-forward and other temporary differences will not be realized in the foreseeable future.

c.	Net operating losses carry-forward:

The Company has accumulated operating losses for tax purposes as of December 31, 2012 in the amount of approximately $ 30,556 (denominated in NIS), which may be carried forward and offset against taxable income in the future for an indefinite period.

The Company has accumulated capital losses of approximately $ 121,137 (denominated in NIS), which may be carried forward and offset against capital gains.

d.
The main reconciling item from the statutory tax rate of the Company to the effective tax rate are valuation allowances provided for deferred tax assets. Tax expenses represent tax withheld from the Company.

e.	Tax reports filed by the Company in Israel through the year ended December 31, 2007 are considered final.

f.	As of December 31, 2011 and 2012, the Company did not have any unrecognized tax benefits or uncertain tax positions.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 9:-	RELATED PARTY TRANSACTIONS

The balances with and the results of operations from transactions with related parties were as follows:

	December 31,
	2011	2012
Balances:

Receivables **)	$70	$-

	Year ended December 31,
	2010	2011	2012
Transactions:

Administrative services *)	$48	$25	$-

Consulting services **)	$82	$76	$41

Interest on convertible note (refer to Note 5)	$41	$244	$621

*)
In January 2000, Orckit Communications Ltd ("Orckit") executed a plan of separation which divided Orckit into two separate companies: (i) Tikcro, and (ii) Orckit. A portion of Orckit's and the Company's shares beneficially owned by shared owners. Orckit provided the Company with certain administrative services until June 30, 2011.

**)
Consulting services provided by the Company in connection with the investment in BioCancell, refer to Note 5. The consulting fees are recorded as on offset in the operating expenses in the statement of operations.

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 10:-	SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Other current liabilities:

	December 31,
	2011	2012

Tax authorities	$109	$-
Director fees	36	44
Trade payables	90	78
Accrued expenses and other	67	49

	$302	$171

b.	Financial expenses, net

	Year ended December 31,
	2010	2011	2012

Financial expenses:
Revaluation of investment	$(524)	$(2,592)	$(799)
Other	(4)	(6)	-

	(528)	(2,598)	(799)
Financial income:
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	52	51	19
Interest on convertible note	41	244	622
Gain on sale of BioCancell shares	46	-	-

	139	295	641

	$(389)	$(2,303)	$(158)

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 11:-	SUBSEQUENT EVENTS

Subsequent to December 31, 2012 the Company sold 1,408,544 shares of common stock of BioCancell for a total consideration of $388. The gain recognized by the Company on this sale was immaterial.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
a.	Basis of presentation:
The financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP"), followed consistently.
Use of estimates
b.	Use of estimates:

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
On an ongoing basis, the Company's management evaluates estimates, including those related to fair values of investment in BioCancell, and fair values of stock-based awards. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in U.S. dollars
c.	Financial statements in U.S. dollars:

A substantial portion of the Company's cash flow transactions is incurred in dollars. Investing activities and equity transactions are made in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification ("ASC") No. 830. All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less.
Marketable securities
e.	Marketable securities:

The Company accounted for investments in marketable securities in accordance with ASC No. 320, "Investments - Debt and Equity Securities".

Management determined the appropriate classification of its investments at the time of purchase and reevaluated such determinations at each balance sheet date.

The Company classified all of its marketable securities as available for sale. Available for sale securities are stated at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial income (expenses), net" and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortizations together with interest are included in "financial income (expenses), net".

The Company recognized an impairment charge when the fair value of a debt security is below its cost basis of such security and such decline is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the decline, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in the statement of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. For the three years ended December 31, 2012, the Company did not identify any other-than-temporary impairment loss.

Investment
f.	Investment:

The Company adopted ASC No. 825, "Financial Instruments" as of the date of the investment in BioCancell and elected to apply the fair value option to its investment. The primary reasons for electing the fair value option were simplification and cost-benefit considerations, as well as expansion of the use of fair value measurement being consistent with the FASB's measurement objectives for accounting for financial instruments. The losses and gains due to changes in fair value for items measured at fair value pursuant to election of the fair value option were included in financial income (expenses), net. Refer also Note 5.

Research and development expenses
g.	Research and development expenses:

Research and development expenses include funding for few early-stage biotechnology projects performed by research facilities, and are charged to the statement of operations, as incurred.

Income taxes
h.	Income taxes:

The Company account for income taxes in accordance with ASC No. 740, "Income Taxes". This ASC prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it not is more likely than not that a portion or all of the deferred tax assets will be realized.

Based on ASC No. 740 a two-step approach is used to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. When necessary, The Company accrues interest and penalties related to unrecognized tax benefits in its provision for income tax.

Accounting for stock-based compensation
i.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation". ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's income statements.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are, expected stock price volatility, and the expected option term. No options were granted during 2010, 2011 and 2012. The Company grants restricted shares and values them based on the market value of the underlying shares at the date of grant.

Fair value of financial instruments
j.	Fair value of financial instruments:

The Company measures its cash equivalents, deposits, marketable securities and investment at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data.

Level 3 - Unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Basic and diluted net earnings (loss) per share
k.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC No. 260, "Earnings per Share".

The total number of shares excluded from the calculation of the diluted net earnings (loss) per share, because they had anti-dilutive effect, for the years ended December 31, 2010 and 2011 and 2012, were 265,384, 376,673 and 264,793, respectively.

Concentrations of credit risks
l.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents.

Cash and cash equivalents are invested in major banks in Israel and the U.S., mainly in U.S. dollars. Such funds in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the institutions in which the Company invests and the financial institutions that hold the Company's investments are financially sound and, accordingly, low credit risk exists with respect to these investments.

In addition, with respect to the Company's investment in Biocancell, refer to Note 5.

The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Treasury shares
m.	Treasury shares:

The Company repurchases Ordinary shares on the open market which are held as treasury shares. The Company presents the cost of repurchased treasury shares as a reduction in shareholders' equity.

MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
Summary of Available-for-Sale Marketable Securities
The following is a summary of available-for-sale marketable securities:

December 31, 2011
Estimated
		Gross	fair
	Amortized	unrealized	market
	cost	Gains	value
Available-for-sale:
Corporate debentures	$2,269	$4	$2,273

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets Measured at Fair Value

The Company's financial assets measured at fair value on a recurring basis consisted of the following types of instruments:

	As of December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities- corporate debentures	$-	$2,273	$-	$2,273
Investment in BioCancell - investment in Ordinary shares	265	-	-	265
Investment in BioCancell - investment in convertible note and warrants (*)	-	-	2,768	2,768

Total financials assets	$265	$2,273	$2,768	$5,306

*)	Including accrued interest on the note.
	As of December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Investment in BioCancell - investment in Ordinary shares	$218	$-	$-	$218
Investment in BioCancell - investment in warrants	-	-	25	25

Total financials assets	$218	$-	$25	$243

INVESTMENT IN BIOCANCELL (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT IN BIOCANCELL [Abstract]
Schedule of Investment in BioCancell
	December 31,
	2011	2012

Common stock (*)	$265	$218
Convertible note	2,680	-
Warrants	88	25

Investment in BioCancell	$3,033	$243

(*)
The value of one share of common stock of BioCancell on April 25, 2013, was $ 0.24 (NIS 0.86). Following the sale of common shares subsequent to year-end (refer to Note 11) the investment of the remaining 347,609 common stock amounted to $83.

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Summary of Stock Option Activity
The following is a summary of the Company's stock options transactions in 2012:

	Amount	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value *)

Options outstanding at beginning of year	133,334	$0.92	3.14	$-
Granted	-	$-	-	$-
Exercised	-	$-	-	$-

Options outstanding at end of year	133,334	$0.92	2.14	$-

Vested and expected to vest at end of year	133,334	$0.92	2.14	$-

Options exercisable at end of year	133,334	$0.92	2.14	$-

*)	The options were out of the money as of December 31, 2012 and 2011 and their intrinsic value was considered as zero.

Schedule of Options Outstanding and Exercisable
The options outstanding as of December 31, 2012, have been separated into two exercise prices as follows:

		Weighted average
	Options	remaining
Exercise	outstanding and	Contractual
Price	exercisable	life (years)

$ 0.87	66,667	0.65
$ 0.97	66,667	3.62

	133,334	2.14

Summary of Restricted Share Activity
4.	The following table summarizes information relating to restricted shares, as well as changes to such awards during 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012

Outstanding at beginning of year	181,808	132,050	243,339
Granted	73,620	250,000	-
Vested	(123,378)	(138,711)	(111,880)

Outstanding as of December 31,	132,050	243,339	131,459

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Deferred Income Taxes
b.	Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Net operating loss and capital loss carry forward	$37,126	$38,083
Valuation allowance	(37,069)	(38,083)

Deferred tax asset	57	-

Deferred tax liability - increase in fair value of investment	(57)	-

Net deferred tax asset	$-	-

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Balances and Transactions
The balances with and the results of operations from transactions with related parties were as follows:

	December 31,
	2011	2012
Balances:

Receivables **)	$70	$-

	Year ended December 31,
	2010	2011	2012
Transactions:

Administrative services *)	$48	$25	$-

Consulting services **)	$82	$76	$41

Interest on convertible note (refer to Note 5)	$41	$244	$621

*)
In January 2000, Orckit Communications Ltd ("Orckit") executed a plan of separation which divided Orckit into two separate companies: (i) Tikcro, and (ii) Orckit. A portion of Orckit's and the Company's shares beneficially owned by shared owners. Orckit provided the Company with certain administrative services until June 30, 2011.

**)
Consulting services provided by the Company in connection with the investment in BioCancell, refer to Note 5. The consulting fees are recorded as on offset in the operating expenses in the statement of operations.

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Schedule of Other Current Liabilities
a.	Other current liabilities:
	December 31,
	2011	2012

Tax authorities	$109	$-
Director fees	36	44
Trade payables	90	78
Accrued expenses and other	67	49

	$302	$171

Schedule of Financial Income (Expenses), Net
b.	Financial expenses, net

	Year ended December 31,
	2010	2011	2012

Financial expenses:
Revaluation of investment	$(524)	$(2,592)	$(799)
Other	(4)	(6)	-

	(528)	(2,598)	(799)
Financial income:
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	52	51	19
Interest on convertible note	41	244	622
Gain on sale of BioCancell shares	46	-	-

	139	295	641

	$(389)	$(2,303)	$(158)

SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Anti-dilutive securities	264,793	376,673	265,384

MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Available-for-sale: Corporate debentures
Amortized cost	$ 2,269
Gross unrealized gains	4
Estimated fair market value	$ 2,273

FAIR VALUE MEASUREMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investments [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Volatility	82.20%	51.50%
Convertible Note [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Risk free interest rate		0.07%
Warrants [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Risk free interest rate	0.12%	0.20%

FAIR VALUE MEASUREMENTS (Schedule of Assets Measured at Fair Value) (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities- corporate debentures		$ 2,273
Investment in BioCancell - investment in Ordinary shares	218	265
Investment in BioCancell - investment in convertible note and warrants	25	2,768	[1]
Total financials assets	243	5,306
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities- corporate debentures
Investment in BioCancell - investment in Ordinary shares	218	265
Investment in BioCancell - investment in convertible note and warrants			[1]
Total financials assets	218	265
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities- corporate debentures		2,273
Investment in BioCancell - investment in Ordinary shares
Investment in BioCancell - investment in convertible note and warrants			[1]
Total financials assets		2,273
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities- corporate debentures
Investment in BioCancell - investment in Ordinary shares
Investment in BioCancell - investment in convertible note and warrants	25	2,768	[1]
Total financials assets	$ 25	$ 2,768

[1]	Including accrued interest on the note.

INVESTMENT IN BIOCANCELL (Schedule of Investment) (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Apr. 25, 2013 BioCancell Therapeutics, Inc. [Member] USD ($)	Apr. 25, 2013 BioCancell Therapeutics, Inc. [Member] ILS	Jul. 31, 2008 BioCancell Therapeutics, Inc. [Member] USD ($)	Apr. 25, 2013 Common Stock [Member] USD ($)	Dec. 31, 2012 Common Stock [Member] USD ($)		Dec. 31, 2011 Common Stock [Member] USD ($)		Dec. 31, 2012 Warrants [Member] USD ($)	Dec. 31, 2011 Warrants [Member] USD ($)	Dec. 31, 2012 Convertible Note [Member] USD ($)	Dec. 31, 2011 Convertible Note [Member] USD ($)	Jul. 31, 2008 Convertible Note [Member] USD ($)
Schedule of Cost-method Investments [Line Items]
Investment in BioCancell	$ 243	$ 3,033			$ 500	$ 83	$ 218	[1]	$ 265	[1]	$ 25	$ 88		$ 2,680	$ 2,000
Stock, price per share			$ 0.24	0.86
Number of shares held			347,609	347,609

[1]	The value of one share of common stock of BioCancell on April 25, 2013, was $ 0.24 (NIS 0.86). Following the sale of common shares subsequent to year-end (refer to Note 11) the investment of the remaining 347,609 common stock amounted to $83.

INVESTMENT IN BIOCANCELL (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended		36 Months Ended									1 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 31, 2012 BioCancell Therapeutics, Inc. [Member] ILS	Jan. 31, 2012 BioCancell Therapeutics, Inc. [Member]	Jul. 31, 2008 BioCancell Therapeutics, Inc. [Member] USD ($)	Dec. 31, 2012 BioCancell Therapeutics, Inc. [Member] USD ($)	Dec. 31, 2010 BioCancell Therapeutics, Inc. [Member] USD ($)	Dec. 31, 2010 BioCancell Therapeutics, Inc. [Member]	Nov. 30, 2012 BioCancell Therapeutics, Inc. [Member] ILS	Jul. 31, 2008 BioCancell Therapeutics, Inc. [Member] Minimum [Member]	Jul. 31, 2008 BioCancell Therapeutics, Inc. [Member] Maximum [Member]	Apr. 25, 2013 Outstanding Ordinary shares [Member] USD ($)	Dec. 31, 2012 Outstanding Ordinary shares [Member] USD ($)		Dec. 31, 2011 Outstanding Ordinary shares [Member] USD ($)		Jul. 31, 2008 Convertible Note [Member] USD ($)	Dec. 31, 2012 Convertible Note [Member] USD ($)	Jan. 31, 2012 Convertible Note [Member] ILS	Dec. 31, 2011 Convertible Note [Member] USD ($)	Jul. 31, 2008 Warrants [Member]	Dec. 31, 2012 Warrants [Member] USD ($)	Jul. 31, 2012 Warrants [Member]	Jan. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member] USD ($)
Schedule of Cost-method Investments [Line Items]
Combined ownership percentage											25.00%	50.00%
Value of shares received for consulting services	$ 29		$ 52				$ 29	$ 52
Shares issued				125,147	1,025,979	837,521			191,817
Shares issued, price per share				0.87		$ 0.597				0.42
Investment in BioCancell	243	3,033				500							83	218	[1]	265	[1]	2,000			2,680		25			88
Loan interest rate																		10.00%
Number of shares loan is convertible into																		3,464,385
Loan conversion price																		$ 0.716		1
Warrant term																						5 years
Number of shares covered by warrant																						4,301,906
Exercise price of warrant																						0.716		0.87	1
Proceeds from maturity of BioCancell convertible note	2,000
Proceeds from convertible note including accrued interest	2,480
Number of shares sold	194,792						194,792	104,372
Proceeds from sale of BioCancell shares	20		113				20	113
Common Stock, shares outstanding	8,898,861	8,648,861
Decrease (increase) in fair value of investment in BioCancell	$ (799)	$ (2,592)	$ (524)
Investment fee percentage	4.00%

[1]	The value of one share of common stock of BioCancell on April 25, 2013, was $ 0.24 (NIS 0.86). Following the sale of common shares subsequent to year-end (refer to Note 11) the investment of the remaining 347,609 common stock amounted to $83.

COMMITMENTS AND CONTINGENT LIABILITIES (Details)	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012 BioCancell Therapeutics, Inc. [Member] ILS	Jul. 31, 2012 BioCancell Therapeutics, Inc. [Member] ILS	Jul. 31, 2008 BioCancell Therapeutics, Inc. [Member] USD ($)	Jun. 30, 2009 Principal Owner [Member]
Loss Contingencies [Line Items]
Common Stock, shares outstanding	8,898,861	8,648,861				1,198,755
Percent of shares owned						14.00%
Shares issued, price per share			0.42	0.87	$ 0.597

SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance	1,891,356
Maximum term	10 years
Weighted average fair values of restricted shares granted		$ 0.51	$ 0.6
Unrecognized compensation cost related to share-based compensation	$ 67
Unrecognized compensation cost related to share-based compensation, recognition period	1 year 3 months
Incremental compensation costs			$ 12
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Shareholder Bonus Rights Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of common stock issuable	15.00%
Redemption price of rights	0.03

SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Amount
Options outstanding at beginning of year	133,334
Granted
Exercised
Options outstanding at end of year	133,334		133,334
Vested and expected to vest at end of year	133,334
Options exercisable at end of year	133,334
Weighted average exercise price
Options outstanding at beginning of year	$ 0.92
Granted
Exercised
Options outstanding at end of year	$ 0.92		$ 0.92
Vested and expected to vest at end of year	$ 0.92
Options exercisable at end of year	$ 0.92
Weighted average remaining contractual life
Options outstanding at beginning of year	2 years 1 month 21 days		3 years 1 month 21 days
Granted
Exercised
Options outstanding at end of year	2 years 1 month 21 days		3 years 1 month 21 days
Vested and expected to vest at end of year	2 years 1 month 21 days
Options exercisable at end of year	2 years 1 month 21 days
Aggregate intrinsic value
Options outstanding at beginning of year	$ 0	[1]
Granted		[1]
Exercised		[1]
Options outstanding at end of year	0	[1]	0	[1]
Vested and expected to vest at end of year	0	[1]
Options exercisable at end of year	$ 0	[1]

[1]	The options were out of the money as of December 31, 2012 and 2011 and their intrinsic value was considered as zero.

SHAREHOLDERS' EQUITY (Schedule of Options Outstanding and Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding and exercisable as of December 31, 2012	133,334
Weighted average remaining contractual life (years)	2 years 1 month 21 days
$ 0.87 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	0.87
Exercise price, maximum	0.87
Options outstanding and exercisable as of December 31, 2012	66,667
Weighted average remaining contractual life (years)	7 months 24 days
$ 0.97 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	0.97
Exercise price, maximum	0.97
Options outstanding and exercisable as of December 31, 2012	66,667
Weighted average remaining contractual life (years)	3 years 7 months 13 days

SHAREHOLDERS' EQUITY (Schedule of Restricted Share Activity) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHAREHOLDERS' EQUITY [Abstract]
Outstanding at beginning of year	243,339	132,050	181,808
Granted		250,000	73,620
Vested	(111,880)	(138,711)	(123,378)
Outstanding as of December 31,	131,459	243,339	132,050

TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Net operating loss and capital loss carry forward	$ 38,083	$ 37,126
Valuation allowance	(38,083)	(37,069)
Deferred tax asset		57
Deferred tax liability - increase in fair value of investment		(57)
Net deferred tax asset
Accumulated operating losses	30,556
Accumulated capital losses	$ 121,137

RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balances:
Receivables		[1]	$ 70	[1]
Transactions:
Administrative services		[2]	25	[2]	48	[2]
Consulting services	41	[1]	76	[1]	82	[1]
Interest on convertible note (refer to Note 5)	$ 621		$ 244		$ 41

[1]	Consulting services provided by the Company in connection with the investment in BioCancell, refer to Note 5. The consulting fees are recorded as on offset in the operating expenses in the statement of operations.
[2]	In January 2000, Orckit Communications Ltd ("Orckit") executed a plan of separation which divided Orckit into two separate companies: (i) Tikcro, and (ii) Orckit. A portion of Orckit's and the Company's shares beneficially owned by shared owners. Orckit provided the Company with certain administrative services until June 30, 2011.

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other current liabilities:
Tax authorities		$ 109
Director fees	44	36
Trade payables	78	90
Accrued expenses and other	49	67
Other current liabilities	171	302
Financial expenses:
Revaluation of investment	(799)	(2,592)	(524)
Other		(6)	(4)
Financial expenses	(799)	(2,598)	(528)
Financial income:
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	19	51	52
Interest on convertible note	622	244	41
Gain on sale of BioCancell shares			46
Financial income	641	295	139
Financial income (expenses), net	$ (158)	$ (2,303)	$ (389)

SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			4 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 25, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares sold	194,792			1,408,544
Proceeds from sale of BioCancell shares	$ 20		$ 113	$ 388